Average Annual Total Returns{- Fidelity Advisor Freedom 2065 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-18 - Fidelity Advisor Freedom 2065 Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Since Inception		Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Since Inception		Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Since Inception		Class M Return Before Taxes Past 1 year	Class M Return Before Taxes Since Inception		Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Since Inception		Class I Return Before Taxes Past 1 year	Class I Return Before Taxes Since Inception		Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		IXX3K Past 1 year	IXX3K Since Inception
Total	9.08%	13.92%	[1]	7.00%	12.50%	[1]	6.07%	10.48%	[1]	11.31%	14.68%	[1]	13.74%	15.74%	[1]	15.91%	16.92%	[1]	16.06%	17.04%	[1]	28.71%	23.24%	[1]	16.18%	16.69%	[1]

[1]	(a)From June 28, 2019